Prepaid Expenses and Other Assets	12 Months Ended
Dec. 31, 2013
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Prepaid Expenses and Other Assets

Note 10. Prepaid Expenses and Other Assets

The components of prepaid expenses and other assets as of December 31 were as follows (in millions of dollars):

	2013			2012
	Current	Non- Current	Total	Current	Non- Current	Total
Amounts due from related parties (see Note 19)	$729	$—	$729	$503	$—	$503
Prepaid pension expense (see Note 18)	—	137	137	—	114	114
Other	918	300	1,218	605	289	894

Total	$1,647	$437	$2,084	$1,108	$403	$1,511